Term Loan (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of movement in the carrying value of the term loan
The movement in the carrying value of the term loan is as follows:

Proceeds from Loan Facility on July 27, 2022	$40,000

Transaction costs	(2,285)

Accretion expense	179

Term loan as at November 30, 2022	$37,894